INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Deductible temporary differences	$ 6,000,000	$ 14,000,000
Israel
Income Tax [Line Items]
Corporate tax rate	23.00%
Net operating losses	$ 340,000,000
U.S.
Income Tax [Line Items]
Corporate tax rate	21.00%
Net operating losses	$ 55,000,000
U.S. | Net operating losses expiring in 2037
Income Tax [Line Items]
Net operating losses	4,000,000
U.S. | Net operating losses with no expiration
Income Tax [Line Items]
Net operating losses	$ 51,000,000